QUARTERLY INFORMATION (unaudited) (Tables)	12 Months Ended
Feb. 29, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
The summarized quarterly financial data presented below reflects all adjustments, which in the opinion of management, are of a normal and recurring nature and are necessary for a fair statement of the results for the interim periods presented (in millions):

	Fiscal 2019
	53 Weeks	Last 13 Weeks	Third 12 Weeks	Second 12 Weeks	First 16 Weeks
Net sales and other revenue	$62,455.1	$15,436.8	$14,103.2	$14,176.7	$18,738.4
Gross profit	17,594.2	4,418.0	3,995.1	3,941.5	5,239.6
Operating income	1,437.1	326.6	206.6	582.4	321.5
Income before income taxes	599.2	90.1	67.7	376.7	64.7
Income tax expense	132.8	22.3	12.9	81.9	15.7

Net income	$466.4	$67.8	$54.8	$294.8	$49.0

Basic and diluted net income per common share	$1.67	$0.24	$0.20	$1.05	$0.18

	Fiscal 2018
	52 Weeks	Last 12 Weeks	Third 12 Weeks	Second 12 Weeks	First 16 Weeks
Net sales and other revenue	$60,534.5	$14,016.6	$13,840.4	$14,024.1	$18,653.4
Gross profit	16,894.6	4,058.7	3,852.4	3,812.8	5,170.7
Operating income	787.3	288.4	174.4	131.4	193.1
Income (loss) before income taxes	52.2	137.0	(19.8)	(44.3)	(20.7)
Income tax (benefit) expense	(78.9)	1.4	(65.4)	(11.9)	(3.0)

Net income (loss)	$131.1	$135.6	$45.6	$(32.4)	$(17.7)

Basic and diluted net income (loss) per common share	$0.47	$0.49	$0.16	$(0.12)	$(0.06)